Average Annual Total Returns - Retail - Vanguard LifeStrategy Conservative Growth Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Conservative Growth Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Conservative Growth Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Conservative Growth Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	11.51%	8.03%	6.65%	10.33%	6.97%	5.60%	7.11%	5.91%	4.93%	7.51%	4.44%	3.84%	20.79%	15.36%	13.74%	12.27%	8.31%	6.95%